Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of leases certain assets under lease agreements
	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost

Balance as of January 1, 2021	$31,584	$11,234	$-	$527,285	$570,103
Additions	20,233	12,121	-	-	32,354
Effects of currency translation	(3,063)	(1,279)	-	(38,142)	(42,484)
Balance as of December 31, 2021	$48,754	$22,076	$-	$489,143	$559,973
Additions	17,936	336,127	92,352	563,885	1,010,300
Effects of currency translation	(2,464)	4,767	1,656	(17,828)	(13,869)
Balance at December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Check:
Accumulated amortization
Balance as of January 1, 2021	$3,983	$2,340	$-	$107,245	$113,568
Depreciation	6,135	5,487	-	51,734	63,356
Effects of currency translation	(524)	(380)	-	(9,749)	(10,653)
Balance as of December 31, 2021	$9,594	$7,447	$-	$149,230	$166,271
Depreciation	11,456	69,569	21,720	115,281	218,026
Effects of currency translation	(343)	822	389	(6,456)	(5,588)
Balance at December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709

Schedule of future lease payments
Total
Balance as of January 1, 2021	$495,051
Additions	32,955
Interest expenses	47,102
Lease payments	(97,429)
Effects of currency translation	(34,837)
As of December 31, 2021	$442,842
Additions	1,010,299
Interest expenses	94,376
Lease payments	(292,320)
Effects of currency translation	(10,727)
As of December 31, 2022	$1,244,470

Schedule of lease liabilities
	December 31,	December 31,
Lease liabilities	2022	2021
Current portion	$285,354	$55,076
Long-term portion	959,116	387,766
Total lease liabilities	$1,244,470	$442,842

Schedule of committed to minimum lease payments
Maturity analysis	December 31, 2022
Less than one year	$338,754
One to two years	373,137
Two to three years	279,031
Three to four years	218,632
Four to five years	114,611
More than five years	174,941
Total undiscounted lease liabilities	$1,499,106
Amount representing implicit interest	(254,636)
Lease obligations	$1,244,470